Financial instruments by category (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	$ 869,356	$ 856,797	$ 540,473
Restricted cash	2,311	2,177
Derivative financial assets	12,431	52
Deferred consideration	0	60,000
Accounts payable and accrued liabilities	(630,310)	(366,690)
Debt	(1,227,084)	(915,425)
Total derivative liabilities	(113,133)	(61,330)
Carrying amount | Level 1
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	869,356	856,797
Restricted cash	2,311	2,177
Other receivables and deposits	34,539	22,626
Marketable securities	48,367	166,723
Investments in debt securities	5,795	5,445
Trade receivables - concentrate	0	0
Derivative financial assets	0	0
Deferred consideration	0	0
Accounts payable and accrued liabilities	(330,180)	(240,912)
Deferred units liability	(10,875)	(5,778)
Warrants	0	0
Net financial assets (liabilities)	619,313	807,078
Carrying amount | Level 1 | Senior Notes due 2029
Disclosure of fair value measurement of assets [line items]
Debt	0	0
Carrying amount | Level 1 | Commercial Loans
Disclosure of fair value measurement of assets [line items]
Debt	0	0
Carrying amount | Level 1 | Greek Recovery and Resilience Facility (RRF)
Disclosure of fair value measurement of assets [line items]
Debt	0	0
Carrying amount | Level 1 | Revolving VAT facility
Disclosure of fair value measurement of assets [line items]
Debt	0	0
Carrying amount | Level 1 | Foreign currency collars
Disclosure of fair value measurement of assets [line items]
Total derivative liabilities	0	0
Carrying amount | Level 1 | Euro forward contracts
Disclosure of fair value measurement of assets [line items]
Total derivative liabilities	0	0
Carrying amount | Level 1 | Gold collars
Disclosure of fair value measurement of assets [line items]
Total derivative liabilities	0	0
Carrying amount | Level 1 | Gold Commodity Swaps
Disclosure of fair value measurement of assets [line items]
Total derivative liabilities	0	0
Carrying amount | Level 1 | Copper Commodity Swaps
Disclosure of fair value measurement of assets [line items]
Total derivative liabilities	0	0
Carrying amount | Level 1 | Interest rate swap contract
Disclosure of fair value measurement of assets [line items]
Total derivative liabilities	0	0
Carrying amount | Level 1 | Foreign Currency Forward Contracts
Disclosure of fair value measurement of assets [line items]
Derivative financial assets	0	0
Total derivative liabilities	0	0
Carrying amount | Level 1 | Gold collars - Term Facility
Disclosure of fair value measurement of assets [line items]
Total derivative liabilities		0
Carrying amount | Level 2
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	0	0
Restricted cash	0	0
Other receivables and deposits	0	0
Marketable securities	0	0
Investments in debt securities	0	0
Trade receivables - concentrate	111,030	57,832
Derivative financial assets	14,703	7,575
Deferred consideration	0	60,000
Accounts payable and accrued liabilities	0	0
Deferred units liability	0	0
Warrants	398	52
Net financial assets (liabilities)	(1,264,724)	(858,871)
Carrying amount | Level 2 | Senior Notes due 2029
Disclosure of fair value measurement of assets [line items]
Debt	(498,846)	(498,578)
Carrying amount | Level 2 | Commercial Loans
Disclosure of fair value measurement of assets [line items]
Debt	(544,426)	(293,550)
Carrying amount | Level 2 | Greek Recovery and Resilience Facility (RRF)
Disclosure of fair value measurement of assets [line items]
Debt	(211,568)	(119,935)
Carrying amount | Level 2 | Revolving VAT facility
Disclosure of fair value measurement of assets [line items]
Debt	(34,915)	(10,937)
Carrying amount | Level 2 | Foreign currency collars
Disclosure of fair value measurement of assets [line items]
Total derivative liabilities	(247)	(194)
Carrying amount | Level 2 | Euro forward contracts
Disclosure of fair value measurement of assets [line items]
Total derivative liabilities	0	(2,353)
Carrying amount | Level 2 | Gold collars
Disclosure of fair value measurement of assets [line items]
Total derivative liabilities	0	(20,465)
Carrying amount | Level 2 | Gold Commodity Swaps
Disclosure of fair value measurement of assets [line items]
Total derivative liabilities	(69,528)	(18,149)
Carrying amount | Level 2 | Copper Commodity Swaps
Disclosure of fair value measurement of assets [line items]
Total derivative liabilities	(23,087)	(3,165)
Carrying amount | Level 2 | Interest rate swap contract
Disclosure of fair value measurement of assets [line items]
Total derivative liabilities	(8,255)	(12,167)
Carrying amount | Level 2 | Foreign Currency Forward Contracts
Disclosure of fair value measurement of assets [line items]
Derivative financial assets	12,033	0
Total derivative liabilities	0	(4,837)
Carrying amount | Level 2 | Gold collars - Term Facility
Disclosure of fair value measurement of assets [line items]
Total derivative liabilities	(12,016)	0
At fair value
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	869,356	856,797
Restricted cash	2,311	2,177
Other receivables and deposits	34,539	22,626
Marketable securities	48,367	166,723
Investments in debt securities	5,795	5,445
Trade receivables - concentrate	111,030	57,832
Derivative financial assets	14,703	7,575
Deferred consideration	0	60,000
Accounts payable and accrued liabilities	(330,180)	(240,912)
Deferred units liability	(10,875)	(5,778)
Warrants	398	52
Net financial assets (liabilities)	(650,415)	(44,565)
At fair value | Senior Notes due 2029
Disclosure of fair value measurement of assets [line items]
Debt	(503,850)	(491,350)
At fair value | Commercial Loans
Disclosure of fair value measurement of assets [line items]
Debt	(544,426)	(293,550)
At fair value | Greek Recovery and Resilience Facility (RRF)
Disclosure of fair value measurement of assets [line items]
Debt	(211,568)	(119,935)
At fair value | Revolving VAT facility
Disclosure of fair value measurement of assets [line items]
Debt	(34,915)	(10,937)
At fair value | Foreign currency collars
Disclosure of fair value measurement of assets [line items]
Total derivative liabilities	(247)	(194)
At fair value | Euro forward contracts
Disclosure of fair value measurement of assets [line items]
Total derivative liabilities	0	(2,353)
At fair value | Gold collars
Disclosure of fair value measurement of assets [line items]
Total derivative liabilities	0	(20,465)
At fair value | Gold Commodity Swaps
Disclosure of fair value measurement of assets [line items]
Total derivative liabilities	(69,528)	(18,149)
At fair value | Copper Commodity Swaps
Disclosure of fair value measurement of assets [line items]
Total derivative liabilities	(23,087)	(3,165)
At fair value | Interest rate swap contract
Disclosure of fair value measurement of assets [line items]
Total derivative liabilities	(8,255)	(12,167)
At fair value | Foreign Currency Forward Contracts
Disclosure of fair value measurement of assets [line items]
Derivative financial assets	12,033	0
Total derivative liabilities	0	(4,837)
At fair value | Gold collars - Term Facility
Disclosure of fair value measurement of assets [line items]
Total derivative liabilities	$ (12,016)	$ 0